NET LOSS PER COMMON SHARE - Pro Forma Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
NET LOSS PER COMMON SHARE
Net loss attributable to common stockholders-basic	$ (10,713)	$ (4,281)	$ (27,880)	$ (9,802)	$ (16,521)	$ (4,282)
Net loss attributable to common stockholders- diluted	$ (10,713)	$ (4,281)	$ (27,880)	$ (9,802)	$ (16,521)	$ (4,282)
Weighted-average common stock outstanding—basic and diluted	17,095,870	5,497,871	14,085,579	5,473,414	5,483,149	5,406,513
Pro forma adjustment to reflect conversion of convertible preferred stock to common stock upon the completion of the proposed initial public offering					3,679,938
Pro forma weighted-average common stock outstanding-diluted					9,163,087
Pro forma net loss per share attributable to common stockholders-diluted					$ (1.80)